Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

The change in the carrying amount of goodwill for the years ended December 31, 2011 and December 31, 2010 is as follows.

	2011	2010
Beginning of year	$21,720	$21,720
Impairment	—	—
Other adjustments	—	—

End of year	$21,720	$21,720

Management provides an annual evaluation of goodwill for impairment, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Corporation’s goodwill during the fourth quarter of 2011. In performing its evaluation, management obtained several commonly used financial ratios from pending and completed purchase transactions for banks based in the Midwest. Management used these ratios to determine an implied market value for the Corporation. The implied market value was then used to determine whether or not additional testing was required. Based on this initial test, management concluded that a more extensive evaluation of the Corporation’s goodwill was needed, and is described below.

The goodwill impairment test was completed by determining the fair value of the Bank on a controlling interest basis. The fair value was considered to be the amount at which the Bank could be sold in a current transaction between willing parties, that is, other than a forced liquidation sale. Four different methods were used to determine the fair value of the Bank. The methods used were the comparable transactions method, the control premium method, the public market peers approach and the discounted cash flow method.

The comparable transaction method starts with acquisition pricing multiples for other purchases completed where the seller shares financial characteristics with the reporting unit, then applies the median of such multiples to the Bank’s financial data. This results in a range of values. Further consideration is given to the Bank’s risk profile by considering things like asset quality and reserve for loan loss coverage ratio. The assumed benefit of the comparable transaction method is its use of information from distinct market transactions that are reflective of “true market conditions.”

The control premium method starts with the current price of the Corporation’s stock and adjusts for premiums paid in recent merger transactions. The premium is simply what the buyer was willing to pay above the trading price to acquire controlling interest in the reporting unit. While the benefit of the control premium method is its use of information from distinct market transactions that are reflective of “true market conditions”, this method was discounted in the overall calculation because the trading price of the Corporation was not considered to be a good indicator of the minority interest in the bank.

The public market peers method is based on the market value of publicly traded banking companies similar to the reporting unit and adjusts for premiums paid in recent merger transactions. Similar to the comparable transaction method, the benefit of control premium method is its use of information from distinct market transactions that are reflective of “true market conditions.”

The discounted cash flow method is based on the present value of future cash flows over a five year period and the projected terminal value at the end of the fifth year. The discount rate used represents the buyer’s perceived required return. This method also relies on projected operations, such as asset growth, profitability and dividend payout ratio. While an acceptable valuation method, the discounted cash flow method is generally assumed to be less beneficial due to its reliance on future performance of the bank and general economic conditions.

While all of the analyses were performed, the approaches were weighted in determining the fair value. At the calculation date of November 30, 2011, the difference of the calculated fair value of the reporting unit of $121,000 exceeded the carrying value of the reporting unit, which was common shareholder’s equity of $107,300, including goodwill. Based on the foregoing analyses, management determined goodwill is not impaired.

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit and other intangibles	$11,619	$7,506	$11,619	$6,344

Aggregate amortization expense was $1,162 and $1,218 for 2011 and 2010.

Estimated amortization expense for each of the next five years and thereafter is as follows.

00000000000
2012	$974
2013	847
2014	769
2015	554
2016	522
Thereafter	447

$4,113